Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Line of Credit Facilities
At December 31, 2024 and 2023, the Group had the following letter of credit facilities:

	December 31, 2024			December 31, 2023
Bank	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Lloyds Bank plc(2)
Unsecured(1)	$25.0	$19.9	September 21, 2025	$25.0	$20.6	September 20, 2024
Secured(1)	100.0	58.1	September 21, 2025	100.0	38.2	September 20, 2024
Ancillary own funds	n/a	n/a	n/a	75.0	75.0	March 13, 2027
Total Lloyds Bank Plc	125.0	78.0		200.0	133.8
Citibank N.A. London branch(1)(2)
Secured	70.0	42.9	December 31, 2025	70.0	52.3	December 31, 2024
Total Citibank N.A. London branch	70.0	42.9		70.0	52.3
Barclays Bank plc(1)(2)
Unsecured	60.0	52.2	September 13, 2025	60.0	53.3	September 13, 2024
Secured	80.0	31.0	September 13, 2025	80.0	31.0	September 13, 2024
Total Barclays Bank plc	140.0	83.2		140.0	84.3
Bank of Montreal(1)(2)
Unsecured	40.0	30.7	September 18, 2025	40.0	36.1	September 17, 2024
Secured	100.0	41.2	September 18, 2025	100.0	32.1	September 17, 2024
Total Bank of Montreal	140.0	71.9		140.0	68.2
Total letters of credit facilities	$475.0	$276.0		$550.0	$338.6
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(1)Letters of credit can be issued under the Standby Letter of Credit Facilities for the purposes of supporting insurance and reinsurance obligations.
(2)The Facility agreements allow for additional capacity in the form of accordions and uncommitted amounts. The maximum additional capacity from the lenders as of December 31, 2024 was: Lloyds Bank plc $50.0 million; Citibank N.A. London Branch $200.0 million; Barclays Bank plc $80.0 million; and Bank of Montreal $60.0 million.
The following table shows the collateral underlying the secured letter of credit facilities:

Bank	December 31, 2024	December 31, 2023
Lloyds Bank plc	$68.5	$44.2
Citibank N.A. London branch	46.9	55.2
Barclays Bank plc	54.5	37.7
Bank of Montreal	46.2	35.9
Total	$216.1	$173.0

Schedule of Ceded Credit Risk
The following table sets forth the Group’s premiums written by source that individually contributed more than 10% of total gross premiums written for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Marsh & McLennan Companies Inc	20%	18%	20%
Aon plc	13%	13%	15%

Schedule of Assets And Liabilities, Lessee
The following table presents the Group’s operating lease right-of-use assets and lease liabilities:

	December 31, 2024	December 31, 2023
Operating lease right-of-use assets (1)	$11.1	$7.3
Operating lease liabilities (2)	$13.0	$8.0

Weighted-average remaining lease term (years)	7.2	6.6
Weight-average discount rate	10.8%	10.9%
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(1)Operating lease right-of-use assets are included in other assets
(2)Operating lease liabilities are included in other liabilities

Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity
Future minimum lease commitments at December 31, 2024 under these leases are expected to be as follows:

Future Payments
2025	$2.9
2026	2.8
2027	2.6
2028	2.4
2029	2.1
2030 and thereafter	5.4
Total future annual minimum lease payments	18.2
Less: present value discount	(5.2)
Total lease liability at December 31, 2024	$13.0